UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	01/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund
January 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--19.4%	Principal Amount ($)	Value ($)

American Express Centurion Bank
4.94%, 6/6/08	25,000,000	25,000,000
Bank of Montreal (Yankee)
5.14%, 3/3/08	25,000,000	25,000,213
Bank of Scotland PLC (Yankee)
4.75%, 5/2/08	20,000,000	19,997,160
BNP Paribas (Yankee)
3.70%, 7/15/08	30,000,000	30,020,246
DEPFA BANK PLC (Yankee)
4.50%, 4/8/08	25,000,000 a	25,000,000
Mizuho Corporate Bank (Yankee)
3.25%, 4/25/08	25,000,000	25,000,000
Natixis (Yankee)
4.77%, 5/2/08	25,000,000	25,000,000
State Street Bank and Trust Co., Boston, MA
3.84%, 2/19/08	50,000,000	50,000,000
Toronto Dominion Bank (Yankee)
4.42%, 7/7/08	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $250,017,619)		250,017,619
Commercial Paper--49.9%

Allied Irish Banks N.A. Inc.
4.95%, 2/25/08	21,000,000	20,931,890
ASB Finance Ltd.
4.74%, 5/15/08	15,000,000 a	14,799,367
Atlantic Asset Securitization LLC
5.53%, 3/14/08	40,000,000 a	39,745,667
Barclays U.S. Funding Corp.
5.16%, 2/19/08	25,000,000	24,936,625
Canadian Imperial Bank of Commerce
4.85%, 2/15/08	25,000,000	24,953,421
Cancara Asset Securitisation Ltd.
3.94%, 4/21/08	30,000,000 a	29,740,000
Citigroup Funding Inc.
4.21%, 7/10/08	50,000,000	49,083,333
CRC Funding LLC
3.36%, 4/23/08	25,000,000 a	24,810,375
Daimler Chrysler Revolving Auto Conduit LLC
4.96%, 2/6/08	25,000,000	24,982,986
DnB NOR Bank ASA
4.29%, 7/9/08	25,000,000	24,536,250
FCAR Owner Trust, Ser. I
5.08%, 2/21/08	25,000,000	24,930,556
Gotham Funding Corp.
4.81%, 4/25/08	12,387,000 a	12,251,156
HVB U.S. Finance Inc.

3.94%, 4/10/08	30,000,000 a	29,775,750
Old Line Funding LLC
5.50%, 3/7/08	20,378,000 a	20,270,619
Prudential Funding LLC
3.10%, 2/1/08	50,000,000	50,000,000
Scaldis Capital Ltd.
3.28%, 4/24/08	50,000,000 a	49,625,347
Sheffield Receivables Corp.
4.14%, 2/20/08	50,000,000 a	49,891,146
Skandinaviska Enskilda Banken AB
5.16%, 4/11/08	25,000,000	24,755,486
Societe Generale N.A. Inc.
4.33%, 4/8/08	25,000,000	24,800,861
Swedbank Mortgage AB
3.94%, 4/16/08	30,000,000	29,756,250
UBS Finance Delaware LLC
4.42%, 7/3/08	25,000,000	24,540,469
Yorktown Capital, LLC
4.38%, 4/11/08	25,000,000 a	24,789,514
Total Commercial Paper
(cost $643,907,068)		643,907,068
Corporate Notes--10.9%

Commonwealth Bank of Australia
3.79%, 2/26/08	15,000,000 b	15,000,000
General Electric Capital Corp.
3.79%, 2/26/08	25,000,000 b	25,000,000
Lehman Brothers Holdings Inc.
3.25%, 2/1/08	11,000,000 b	11,002,174
Rabobank Nederland
4.85%, 2/15/08	25,000,000 b	25,000,000
Societe Generale
4.63%, 2/5/08	15,000,000 b	15,000,000
Svenska Handelsbanken
3.92%, 2/22/08	10,000,000 b	10,000,000
Wachovia Bank, N.A.
3.98%, 2/27/08	25,000,000 b	25,000,000
Wells Fargo & Co.
4.65%, 2/5/08	15,000,000 b	15,000,000
Total Corporate Notes
(cost $141,002,174)		141,002,174
Promissory Note--1.9%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $25,000,000)	25,000,000 [c]	25,000,000
Time Deposits--7.8%

Abbey National Treasury Services PLC (Grand Cayman)
3.25%, 2/1/08	18,000,000	18,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
3.38%, 2/1/08	62,000,000	62,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
3.03%, 2/1/08	20,000,000	20,000,000

Total Time Deposits
(cost $100,000,000)		100,000,000
Repurchase Agreements--10.1%

Banc of America Securities LLC
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$30,002,729 (fully collateralized by $29,207,000
Corporate Bonds, 7.90%, due 5/1/17, value $31,500,820)	30,000,000	30,000,000
Credit Suisse (USA) Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$40,003,639 (fully collateralized by $40,690,000
Federal Home Loan Mortgage Corp., 5.50%, due 10/1/37,
value $40,803,218)	40,000,000	40,000,000
J.P. Morgan Chase & Co.
3.25%, dated 1/31/08, due 2/1/08 in the amount of
$30,002,704 (fully collateralized by $34,920,000
Corporate Bonds, 7.086%, due 7/18/11, value
$30,902,793)	30,000,000	30,000,000
Merrill Lynch & Co. Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$30,002,729 (fully collateralized by $31,230,000
Corporate Bonds, 6.61%-10.06%, due 5/15/09-8/1/66,
value $31,503,515)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $130,000,000)		130,000,000
Total Investments (cost $1,289,926,861)	100.0%	1,289,926,861
Liabilities, Less Cash and Receivables	(.0%)	(541,107)
Net Assets	100.0%	1,289,385,754

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to $320,698,941 or 24.9% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 9/21/07 at a cost of $25,000,000. At January 31, 2008, the aggregate value of this security was $25,000,000 representing 1.9% of net assets and is valued at cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
January 31, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.2%	of Purchase (%)	Amount ($)	Value ($)

2/7/08	2.71	71,331,000	71,298,901
2/21/08	1.25	35,000,000	34,975,694
2/28/08	2.53	266,050,000	265,548,612
3/6/08	4.05	39,000,000	38,853,318
3/13/08	4.06	50,000,000	49,772,792
3/27/08	3.08	3,245,000	3,229,830
4/3/08	3.19	39,600,000	39,383,916
5/1/08	3.11	200,000,000	198,468,750
5/8/08	3.70	25,000,000	24,755,142
5/15/08	3.67	35,000,000	34,636,000
6/19/08	2.37	1,000,000	990,926
7/3/08	3.09	24,000,000	23,689,538
7/10/08	3.07	14,000,000	13,811,800
7/17/08	2.24	20,000,000	19,794,033
Total Investments (cost $819,209,252)		100.2%	819,209,252
Liabilities, Less Cash and Receivables		(.2%)	(1,671,276)
Net Assets		100.0%	817,537,976

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)